SHORT-TERM BORROWINGS - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHORT-TERM BORROWINGS-THIRD PARTIES
Borrowings from banks		$ 226,772	$ 28,748
Loan term	1 year
Interest rate on short-term borrowings		3.90%	3.90%	3.90%	3.90%
Line of credit | ¥				¥ 279,300	¥ 28,748
Unused portion | ¥				¥ 14,119	¥ 0
Unsecured borrowings from a bank
SHORT-TERM BORROWINGS-THIRD PARTIES
Loan term		1 year	1 year
Unsecured borrowings from a bank | PRC
SHORT-TERM BORROWINGS-THIRD PARTIES
Principal amount of debt		$ 481,176	$ 28,170
Variable interest rate		0.25%
Unsecured borrowings from a bank | One-year loan prime rate ("LPR")
SHORT-TERM BORROWINGS-THIRD PARTIES
Principal amount of debt		$ 272,897
Variable interest rate		0.10%	0.25%